Additional Information-Financial Statements Schedule 1	12 Months Ended
Dec. 31, 2010
Additional Information-Financial Statements Schedule 1 [Abstract]
ADDITIONAL INFORMATION-FINANCIAL STATEMENTS SCHEDULE 1
16. ADDITIONAL INFORMATION-FINANCIAL STATEMENTS SCHEDULE I
The separate financial statements of the Company as presented below have been prepared in accordance Securities and Exchange Commission Regulation S-X Rule 5-04 and Rule 12-04 and present the Company’s investments in its subsidiaries under the equity method of accounting. Such investment is presented on the separate balance sheets of the Company as ‘Investments in subsidiaries.” The Company was incorporated in May 2006 and immediately became the parent company of Home Inns & Hotels Management (Hong Kong) Limited and its operating subsidiaries. The financial statements have been prepared as if the Company had been in existence since January 1, 2006. Subsidiaries income or loss is included as the Company’s “Share of income from subsidiaries” on the statement of operations. The subsidiaries did not pay any dividend to the Company for the periods presented.
The Company did not have any significant commitment or guarantee as of December 31, 2009 and 2010.

	2008	2009	2010	2010
				US$ thousands
Statements of operations
Net revenues	—	—	—	—
Operating expenses	(3,642)	(3,262)	(3,590)	(544)

Loss from operations	(3,642)	(3,262)	(3,590)	(544)
Share of income from subsidiaries	50,364	200,664	416,760	63,145
Interest income	16,738	268	90	14
Interest expense	(20,824)	(10,866)	(1,730)	(262)
Issuance costs for convertible notes	—	—	(42,559)	(6,448)
Loss on change in fair value of convertible notes	—	—	(9,040)	(1,370)
Foreign exchange loss	(44,702)	(128)	(2,912)	(441)
Gain on buy-back of convertible bonds	103,291	69,327	2,480	376

Income before income tax expense	101,225	256,003	359,499	54,470

Income tax expense	—	—
Net income	101,225	256,003	359,499	54,470

	2009	2010	2010
			US$ thousands
			(Note 2(d))
Balance sheets:

Assets
Current assets:
Cash and cash equivalents	154,311	1,366,249	207,007
Prepayments and other current assets	3,693	1,896	287

Total current assets	158,004	1,368,145	207,294
Investments in subsidiaries (a)	2,527,054	2,918,037	442,127

Total assets	2,685,058	4,286,182	649,421

Liabilities
Current liabilities
Payables to related parties	42,944	139,408	21,122
Other payables and accruals	10,504	16,496	2,499

Total current liabilities	53,448	155,904	23,621

Non-current liabilities
Convertible bonds	363,506	159,402	24,152
Financial liability (Convertible notes measured at fair value)	—	1,227,577	185,997

Total liabilities	416,954	1,542,883	233,770

Shareholder’s equity
Ordinary shares (US$ 0.005 par value; 200,000,000 shares authorized, 80,303,510 and 81,716,084 shares issued and outstanding as of December 31, 2009 and 2010, respectively)	3,209	3,257	493
Additional paid-in capital	1,798,086	1,913,734	289,960
Retained earnings	466,809	826,308	125,198

Total shareholder’s equity	2,268,104	2,743,299	415,651

Total liabilities and shareholder’s equity	2,685,058	4,286,182	649,421

(a)	Investments in subsidiaries include the amounts contributed to Home Inns HK by the Company for Home Inns HK’s investments in PRC subsidiaries.

	2008	2009	2010	2010
				US$ thousands
Statements of Cash flows:

Cash flows from operating activities:
Net income	101,225	256,003	359,499	54,470
Adjustments to reconcile net income to net cash used in operating activities:
Share of income from subsidiaries	(50,364)	(200,664)	(416,760)	(63,145)
Interest expense	5,387	2,989	1,730	262
Foreign exchange loss	44,702	128	2,912	441
Gain on buy-back of convertible bonds	(103,290)	(69,327)	(2,480)	(376)
Issuance costs for convertible notes	—	—	42,559	6,448
Loss on change in fair value of convertible notes	—	—	9,040	1,370
Change in assets and liabilities, net of effects of acquisitions:
(Increase)/decrease in prepayments and other current assets	(6,207)	8,855	(205)	(31)
Decrease in other assets	27,135	—	—	—
Increase in payables to related parties	23,717	20,741	97,248	14,735
(Decrease)/increase in other payables and accruals	(16,636)	8,238	(673)	(102)

Net cash generated in operating activities	25,669	26,963	92,870	14,072

Cash flows from investing activities:
Investments in subsidiaries	(1,007,849)	—	(47,951)	(7,265)
Cash received from returns on investments	—	5,746	—	—

Cash flows (used)/generated in investing activities:	(1,007,849)	5,746	(47,951)	(7,265)

Cash flows from financing activities:
Proceeds from issuance of ordinary shares, net with share issuance costs	—	341,078	—	—
Proceeds from share option exercise	4,872	26,975	63,644	9,643
Restricted cash paid and collected for short-term Borrowings of subsidiaries	173,849	—	—	—
Buy-back of convertible bonds	(113,370)	(395,842)	(75,687)	(11,468)
Payment for bond offering related transaction costs	(4,884)	—	—	—
Net proceeds from issuance of convertible notes	—	—	1,188,823	180,125

Net cash generated/(used) in financing activities	60,467	(27,789)	1,176,780	178,300

Effect of foreign exchange rate changes on cash and cash equivalents	(44,702)	(128)	(9,761)	(1,480)

Net (decrease)/increase in cash and cash equivalents	(966,415)	4,792	1,211,938	183,627

Cash and cash equivalents, beginning of year	1,115,934	149,519	154,311	23,380

Cash and cash equivalents, end of the year	149,519	154,311	1,366,249	207,007

Supplemental schedule of non-cash investing activities:
Increase of investments in subsidiaries transferred from receivables due from Home Inns HK	879,897	—	—	—
Decrease of investments in subsidiaries when Home Inns HK paid on behalf of the Company for buy-back of convertible bonds		66,187	127,000	19,242